Other intangible assets (Details 1) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other intangible assets (CHF million)
Gross carrying amount	347	402
Accumulated amortization	(169)	(215)
Net carrying amount	178	187
Non-amortizing other intangible assets	65	101
of which mortgage servicing rights, at fair value	43	70
Total other intangible assets, gross	412	503
Total other intangible assets, net	243	288
Aggregate amortization expenses and impairment losses (CHF million)
Aggregate amortization	28	30	34
Impairment	7	0	1
Estimated amortization expenses (CHF million)
2013	25
2014	24
2015	23
2016	19
2017	19
Tradenames / trademarks
Other intangible assets (CHF million)
Gross carrying amount	25	26
Accumulated amortization	(21)	(21)
Net carrying amount	4	5
Client relationships
Other intangible assets (CHF million)
Gross carrying amount	314	369
Accumulated amortization	(146)	(193)
Net carrying amount	168	176
Other
Other intangible assets (CHF million)
Gross carrying amount	8	7
Accumulated amortization	(2)	(1)
Net carrying amount	6	6
Bank
Other intangible assets (CHF million)
Gross carrying amount	336	390
Accumulated amortization	(165)	(211)
Net carrying amount	171	179
Non-amortizing other intangible assets	72	101
of which mortgage servicing rights, at fair value	43	70
Total other intangible assets, gross	408	491
Total other intangible assets, net	243	280
Aggregate amortization expenses and impairment losses (CHF million)
Aggregate amortization	28	30	33
Impairment	0	0	1
Estimated amortization expenses (CHF million)
2013	25
2014	24
2015	23
2016	19
2017	19
Bank | Tradenames / trademarks
Other intangible assets (CHF million)
Gross carrying amount	25	26
Accumulated amortization	(21)	(21)
Net carrying amount	4	5
Bank | Client relationships
Other intangible assets (CHF million)
Gross carrying amount	303	357
Accumulated amortization	(142)	(189)
Net carrying amount	161	168
Bank | Other
Other intangible assets (CHF million)
Gross carrying amount	8	7
Accumulated amortization	(2)	(1)
Net carrying amount	6	6